Document and Entity Information	12 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Gouverneur Bancorp, Inc.
Entity Central Index Key	0001978811
Amendment Flag	false